Trade and Other Receivables (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Bottom of Range [Member]
Trade and Other Receivables [Line Items]
Unsecured non-interest bearing term	30 days	30 days
Top of Range [Member]
Trade and Other Receivables [Line Items]
Unsecured non-interest bearing term	90 days	90 days